Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Registration Statement	false
Entity Registrant Name	Sierra Metals Inc.
Entity Primary SIC Number	1021
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J 2S1
Entity Address, Address Line One	161 Bay Street
Entity Address, Address Line Two	Suite 4260
City Area Code	416
Local Phone Number	366-7777
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Central Index Key	0001705259
Document Type	40-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Entity Incorporation State Code	Z4
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	163,428,150
Entity Interactive Data Current	Yes
Entity File Number	001-38141
Document Annual Report	true
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	271
Auditor Location	Toronto, Canada
No Trading Symbol Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
Entity Address, Address Line One	10 East 40th Street
Entity Address, Address Line Two	10th Floor
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.